Stock Compensation Plan (Tables)	12 Months Ended
Dec. 31, 2025
Stock Compensation Plan
Schedule of Company's Stock Options

The following table sets forth the activity for the Company’s stock options during the periods presented:

	Number of Options	Weighted- Average Exercise Price per Share	Weighted Average Remaining Contractual Term (in Years)	Aggregate Intrinsic Value
Outstanding as of December 31, 2023	2,766,000	$1.91	8.4	$231,000
Forfeited	(35,000)	$2.00
Outstanding as of December 31, 2024	2,731,000	$1.90	7.4	$7,171,930
Granted	205,000	$6.16
Exercised	(1,708,000)	$1.85
Forfeited	(420,000)	$2.00
Outstanding as of December 31, 2025	808,000	$3.06	7.3	$2,020,050
Exercisable as of December 31, 2025	612,716	$2.07	6.5	$2,020,050
Vested or expected to vest as of December 31, 2025	808,000	$3.06	7.3	$2,020,050
There were 205,000 options granted with a weighted average grant date fair value of $3.53 in the year ended December 31, 2025.
Schedule of Summarizes Vesting of Restricted Common Stock

The following table summarizes awards and vesting of restricted common stock:

	Number of Shares	Weighted Average Grant Date Fair Value Per Share
Unvested as of December 31, 2023	4,489,186	$1.42
Granted	2,523,554	$3.79
Vested	(3,873,037)	$1.76
Forfeited and retired	(325,000)	$1.19
Unvested as of December 31, 2024	2,814,703	$3.24
Granted	4,275,967	$6.77
Vested	(2,920,715)	$4.93
Unvested as of December 31, 2025	4,169,955	$5.68

Schedule of Stock-Based Compensation Expense

Stock-based compensation expense for all stock awards recognized in the accompanying consolidated statements of operations is as follows (in thousands):

	Year Ended December 31,
	2025	2024
Selling, general and administrative	$15,788	$8,231
Research and development	236	330
Total	$16,024	$8,561